QUARTERLY REPORT
                                 AUGUST 31, 1999

                                [GRAPHIC OMITTED]

Mercury
International
Fund OF MERCURY ASSET
     MANAGEMENT FUNDS, INC.

                                                                ----------------
                                                                     MERCURY
                                                                ASSET MANAGEMENT
                                                                ----------------

MERCURY MASTER INTERNATIONAL PORTFOLIO

SECTOR REPRESENTATION

As a Percentage of Net Assets as of August 31, 1999

A pie chart depicting portfolio composition according to sector representation for the quarter ended August 31, 1999.

Services--26.4%
Finance--20.8%
Consumer Goods--17.8%
Capital Equipment--16.3%
Energy--9.3%
Materials--6.0%
Cash Equivalent--2.5%
Multi-Industry--0.9%


GEOGRAPHIC ASSET MIX

As a percentage of Net Assets as of August 31, 1999

A pie chart depicting portfolio composition according to country representation for the quarter ended August 31, 1999.

Europe--64.8%
Japan--23.4%
Pacific Basin/Asia (Ex Japan & Australia)--5.7%
Australia--2.7%
Cash Equivalent--2.5%
Latin America--0.9%


                 August 31, 1999 (1) Mercury International Fund

DEAR SHAREHOLDER

For the quarter ended August 31, 1999, Mercury International Fund's Class I, Class A, Class B and Class C Shares had total returns of +9.21%, +9.23%, +8.88% and +8.88%, respectively. The Fund's unmanaged benchmark Morgan Stanley Capital International Europe, Asia and Far East (MSCI EAFE) Index had a total return of +7.38% for the same three-month period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) Stock selection contributed positively to the Fund's returns relative to their respective regions within the benchmark. Our decision to increase our exposure to Japanese equities toward the end of June also made a positive contribution to performance, since Japan was one of the best-performing major global equity markets over this period.

Investment Environment

Typically, sharp movements in US equity share prices quickly lead to volatility in international stock markets, and the three-month period ended August 31, 1999 was no exception. However, we did see emerging evidence that international markets could make long-term progress, in spite of uncertainties in the US stock market.

One of the most prominent events over the August quarter was the strength of the Japanese equity market. During June, the announcement of unexpected strong first quarter gross domestic product (GDP) growth acted as a catalyst for the market. The GDP figures were supported strongly by the public sector, although some doubt remains about the private sector's ability to sustain any recovery when public spending lessens later in the year. However, signs that the Japanese economy is emerging from many years of recession, which bordered on depression, is undoubtedly good news. Furthermore, real evidence of corporate restructuring is also emerging.

The August quarter witnessed Japan's first hostile takeover. Cable & Wireless PLC's bid for IDC was strongly contested by Nippon Telegraph & Telephone Corporation (NTT). However, it is an encouraging sign that this bid was allowed to succeed. During August, the announcement that Industrial Bank of Japan planned to merge with both Fuji Bank and Dai-Ichi Kangyo Bank left us in no doubt that Japan is changing. If this transaction goes ahead, it will form the largest bank in the world, with significant scope for cost cutting, which is not something we normally associate with Japan. It will also send a signal of approval to corporate Japan that mergers are not only acceptable, but to be encouraged to build global competitiveness. Undoubtedly, it will act as a catalyst for copycat mergers in the financial sector.

European markets were disappointing over the early summer as the euro came under pressure and European economies appeared subdued. A marked change in sentiment occurred later as evidence of a sustainable economic recovery emerged with encouraging economic data from both France and Germany. Merger and acquisition activity continued at an astounding pace with nearly every major industry seeing some consolidation. The energy, financial, telecommunications, healthcare and utility sectors were among the major participants.


                 August 31, 1999 (2) Mercury International Fund

Portfolio Activity

During the August quarter, Deutsche Bank AG was added to the Portfolio after the reform of taxation laws in Germany took place. This should now allow the company to restructure its industrial holdings more efficiently. Furthermore, we continue to expect additional consolidation within the European banking sector and believe that there still exists significant scope for corporate activity within the German banking system. Investor AB, the Swedish investment group, was also purchased after what we believe to be a significant widening of the discount between the quoted share price and the underlying value of its assets. We also added a Swiss specialty chemicals group, Clariant AG, as part of a move to increase the Portfolio's exposure to cyclicals. With stabilizing prices and higher industrial demand expected to feed through to stronger earnings in the second half of the year, we believe the valuation of Clariant remains attractive.

Our position in Veba AG, the German utility group, was sold as part of a move to reduce the overall Portfolio's exposure to defensive stocks. We also took some profits by reducing our positions in the electronics sector, including Koninklijke (Royal) Philips Electronics NV, Siemens AG and Telefonaktiebolaget LM Ericsson, as a result of the recent strength in their stock prices. While we remain confident that in the long term Ericsson should benefit from growth in demand for wireless infrastructure, concerns over short-term profitability also prompted us to reduce our position in the stock.

During the August quarter, we increased our exposure to Japanese equities. Early in the period, we built positions in technology stocks Softbank Corporation and Trend Micro Incorporated. Softbank is an Internet venture capital firm with a track record of making very successful Internet investments. The company owns 26% of Yahoo! Inc. in the United States. We expect the company to use its dominant position in Japan to generate further synergies for the companies in its investment portfolio. Trend Micro is one of the leading anti-virus companies in the world. Its new generation of software resides on network servers rather than on personal computers. This reduces the cost of implementing upgrades to the software, as the upgrades can be performed remotely. We anticipate a substantial increase in the company's gross profit margins as a result.

In Japan, we also initiated a holding in Sekisui House, Ltd., as the housing market is responding to the government-led stimulus to spend. The effect is particularly strong in expensive houses where Sekisui House is dominant. Finally, we reduced our position in the telecommunications company, NTT. The company is coming under more intense regulatory scrutiny and will face severe pressure to reduce rates as regulators seek to introduce cheap fixed-rate Internet access in Japan.

Investment Outlook

We remain positive regarding the outlook for international equities and, therefore, the Portfolio remains fully invested. We believe the economic recovery in both Europe and Japan will underpin earnings growth for the foreseeable future. Against this background there also exists the probability of an even greater degree of corporate activity in both of these regions. Although the majority of the Portfolio's holdings are in Europe, where we remain very positive toward the long term, our overweight position relative to the Fund's


                 August 31, 1999 (3) Mercury International Fund benchmark is greater in Japan. We increased our exposure to Japanese equities in mid-June, and we expect to maintain this position for the balance of the year. At August 31, 1999, we remained neutral relative to both our peer group of international funds and the benchmark MSCI EAFE Index in the Pacific region (ex Japan) and emerging equity markets.

In Conclusion

We thank you for your investment in Mercury International Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Jeffrey Peek                   /s/ Charles Prideaux

Jeffrey Peek                       Charles Prideaux
President                          Portfolio Manager

September 29, 1999


FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.


                 August 31, 1999 (4) Mercury International Fund

FUND PERFORMANCE DATA (CONCLUDED)

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

AGGREGATE TOTAL RETURN
================================================================================
                                       % Return           % Return
                                     Without Sales        With Sales
Class I Shares*                         Charge             Charge**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 6/30/99                         +9.30%             +3.56%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                       % Return           % Return
                                     Without Sales        With Sales
Class A Shares*                         Charge             Charge**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 6/30/99                         +9.10%             +3.37%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                       % Return          % Return
                                        Without            With
Class B Shares*                          CDSC              CDSC**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 6/30/99                         +8.60%             +4.60%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                       % Return          % Return
                                        Without            With
Class C Shares*                          CDSC              CDSC**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 6/30/99                         +8.60%             +7.60%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.


RECENT PERFORMANCE RESULTS*
================================================================================
                                             3 Month             Since Inception
As of August 31, 1999                      Total Return             Total Return
--------------------------------------------------------------------------------
Class I                                       +9.21%                     +13.80%
--------------------------------------------------------------------------------
Class A                                       +9.23                      +13.60
--------------------------------------------------------------------------------
Class B                                       +8.88                      +12.80
--------------------------------------------------------------------------------
Class C                                       +8.88                      +12.80
--------------------------------------------------------------------------------
* Investment results shown do not reflect sales charges; results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's inception date is 10/30/98.


                 August 31, 1999 (5) Mercury International Fund

SCHEDULE OF INVESTMENTS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

                                                                                In US Dollars
                                                                --------------------------------------------
                   Shares                                                                         Percent of
Industries          Held                  Investments                 Cost               Value    Net Assets
------------------------------------------------------------------------------------------------------------
EUROPE
============================================================================================================
Belgium

Insurance           97,799   Fortis 'B'                          $  3,426,991       $  3,355,508     0.8%
------------------------------------------------------------------------------------------------------------
Utilities--          6,634   Electrabel SA                          2,578,615          2,215,211     0.6
Electric & Gas
------------------------------------------------------------------------------------------------------------
                             Total Investments in Belgium           6,005,606          5,570,719     1.4
------------------------------------------------------------------------------------------------------------
Finland

Electrical &        98,803   Nokia Oyj                              5,839,971          8,240,200     2.0
Electronics
------------------------------------------------------------------------------------------------------------
                             Total Investments in Finland           5,839,971          8,240,200     2.0
------------------------------------------------------------------------------------------------------------
France

Aerospace &         37,205   Aerospatiale Matra                       813,428            836,607     0.2
Military
Technology
------------------------------------------------------------------------------------------------------------
Automobiles         35,568   Valeo SA                               2,981,818          2,872,509     0.7
------------------------------------------------------------------------------------------------------------
Banking             22,980   Compagnie Financiere de
                             Paribas (CFP)                          2,639,678          2,677,854     0.7
                    15,318   Societe Generale 'A'                   2,358,831          2,996,526     0.7
                                                                 -------------------------------------------
                                                                    4,998,509          5,674,380     1.4
------------------------------------------------------------------------------------------------------------
Business/           81,955   Vivendi                                6,463,128          6,324,604     1.5
Public Services
------------------------------------------------------------------------------------------------------------
Energy              14,725   Elf Aquitaine SA                       2,107,368          2,580,500     0.6
Sources             43,303   Total Fina SA 'B'                      4,996,316          5,577,227     1.4
                                                                 -------------------------------------------
                                                                    7,103,684          8,157,727     2.0
------------------------------------------------------------------------------------------------------------
Insurance           42,625   Axa                                    5,305,394          5,300,907     1.3
------------------------------------------------------------------------------------------------------------
Leisure/            21,451   Accor SA                               4,741,313          5,158,718     1.3
Tourism
------------------------------------------------------------------------------------------------------------
Merchan-             3,703   Guilbert SA                              513,126            537,523     0.1
dising              25,245   Pinault-Printemps-Redoute
                             SA                                     4,396,783          4,370,788     1.1
                                                                 -------------------------------------------
                                                                    4,909,909          4,908,311     1.2
------------------------------------------------------------------------------------------------------------
Metals--            61,995   Usinor SA                                725,463            958,815     0.2
Steel
------------------------------------------------------------------------------------------------------------
                             Total Investments in France           38,042,646         40,192,578     9.8
------------------------------------------------------------------------------------------------------------


                 August 31, 1999 (6) Mercury International Fund

                                                                                In US Dollars
                                                                --------------------------------------------
                   Shares                                                                         Percent of
Industries          Held                  Investments                 Cost               Value    Net Assets
------------------------------------------------------------------------------------------------------------
EUROPE (continued)
============================================================================================================
Germany

Automobiles         29,188   DaimlerChrysler AG                  $  2,614,247       $  2,200,103     0.5%
------------------------------------------------------------------------------------------------------------
Banking             55,048   Deutsche Bank AG
                             (Registered)                           3,741,835          3,759,987     0.9
                    49,187   HypoVereinsbank                        3,703,977          2,913,089     0.7
                                                                 -------------------------------------------
                                                                    7,445,812          6,673,076     1.6
------------------------------------------------------------------------------------------------------------
Business/            2,560   SAP AG (Systeme,
Public                       Anwendungen, Produkte in
Services                     der Datenverarbeitung)
                             (Preferred)                            1,085,268          1,026,985     0.3
------------------------------------------------------------------------------------------------------------
Chemicals           79,142   Bayer AG                               3,328,165          3,438,091     0.8
------------------------------------------------------------------------------------------------------------
Electrical &        78,063   Siemens AG                             5,219,534          6,559,924     1.6
Electronics
------------------------------------------------------------------------------------------------------------
Insurance           16,401   Allianz AG (Registered Shares)         5,415,082          4,316,514     1.1
------------------------------------------------------------------------------------------------------------
Telecommu-          43,987   Mannesmann AG                          5,046,883          6,742,663     1.7
nications
------------------------------------------------------------------------------------------------------------
Transpor-           55,769   Deutsche Lufthansa AG
tation--                     (Registered Shares)                    1,223,087          1,077,419     0.3
Airlines
------------------------------------------------------------------------------------------------------------
                             Total Investments in Germany          31,378,078         32,034,775     7.9
------------------------------------------------------------------------------------------------------------
Italy

Banking            719,092   Unicredito Italiano SpA                3,859,769          3,317,466     0.8
------------------------------------------------------------------------------------------------------------
Broadcast-       1,180,901   Seat Pagine Gialle SpA                 1,454,541          1,626,914     0.4
ing &
Publishing
------------------------------------------------------------------------------------------------------------
Energy             490,272   ENI SpA                                3,010,916          2,945,031     0.8
Sources
------------------------------------------------------------------------------------------------------------
Telecommu-         451,777   Tecnost SpA                            1,050,265          1,180,429     0.3
nications          752,595   Telecom Italia Mobile
                             (TIM) SpA                              3,090,845          2,606,008     0.6
                   235,770   Telecom Italia Mobile
                             (TIM) SpA                              1,652,409          1,371,452     0.3
                   401,105   Telecom Italia SpA
                             (Registered)                           2,553,957          2,295,080     0.6
                                                                 -------------------------------------------
                                                                    8,347,476          7,452,969     1.8
------------------------------------------------------------------------------------------------------------
                             Total Investments in Italy            16,672,702         15,342,380     3.8
------------------------------------------------------------------------------------------------------------


                 August 31, 1999 (7) Mercury International Fund

                                                                                In US Dollars
                                                                --------------------------------------------
                   Shares                                                                         Percent of
Industries          Held                  Investments                 Cost               Value    Net Assets
------------------------------------------------------------------------------------------------------------
EUROPE (continued)
============================================================================================================
Luxembourg

Banking             38,198   Safra Republic Holdings, SA         $  2,553,829       $  2,634,432     0.6%
------------------------------------------------------------------------------------------------------------
                             Total Investments in
                             Luxembourg                             2,553,829          2,634,432     0.6
------------------------------------------------------------------------------------------------------------
Netherlands

Appliances &        39,208   Koninklijke (Royal) Philips
Household                    Electronics NV                         2,902,285          4,037,778     1.0
Durables
------------------------------------------------------------------------------------------------------------
Broadcast-          81,398   Wolters Kluwer NV 'A'                  3,885,392          3,024,802     0.7
ing &
Publishing
------------------------------------------------------------------------------------------------------------
Business/           78,900   Vedior NV 'A'                          1,393,351          1,361,869     0.3
Public Services
------------------------------------------------------------------------------------------------------------
Chemicals           72,207   Akzo Nobel NV                          2,962,312          3,357,884     0.8
------------------------------------------------------------------------------------------------------------
Energy              94,664   Royal Dutch Petroleum
Sources                      Company                                4,579,935          5,816,321     1.4
------------------------------------------------------------------------------------------------------------
Food &              86,240   Koninklijke Numico NV                  3,661,125          3,541,595     0.9
Household           81,721   Unilever NV 'A'                        6,917,611          5,681,068     1.4
Products                                                         -------------------------------------------
                                                                   10,578,736          9,222,663     2.3
------------------------------------------------------------------------------------------------------------
Insurance          109,708   ING Groep NV                           6,012,139          6,010,992     1.5
------------------------------------------------------------------------------------------------------------
                             Total Investments in
                             the Netherlands                       32,314,150         32,832,309     8.0
------------------------------------------------------------------------------------------------------------
Spain

Banking            389,873   Banco Santander Central
                             Hispano, SA                            3,760,269          3,914,211     1.0
------------------------------------------------------------------------------------------------------------
Broadcasting         8,800   Telefonica Publicidad e
& Publishing                 Informacion, SA                          136,118            201,596     0.0
------------------------------------------------------------------------------------------------------------
Telecommu-         288,835   Telefonica SA                          4,293,859          4,604,339     1.1
nications
------------------------------------------------------------------------------------------------------------
                             Total Investments in Spain             8,190,246          8,720,146     2.1
------------------------------------------------------------------------------------------------------------
Sweden

Electrical &        27,745   ABB Ltd.                               2,230,097          2,846,849     0.7
Electronics        138,441   Telefonaktiebolaget LM
                             Ericsson 'B'                           3,454,731          4,466,380     1.1
                                                                 -------------------------------------------
                                                                    5,684,828          7,313,229     1.8
------------------------------------------------------------------------------------------------------------
Insurance           67,600   Skandia Forsakrings AB                 1,317,381          1,377,417     0.3
------------------------------------------------------------------------------------------------------------


                 August 31, 1999 (8) Mercury International Fund

                                                                                In US Dollars
                                                                --------------------------------------------
                   Shares                                                                         Percent of
Industries          Held                  Investments                 Cost               Value    Net Assets
------------------------------------------------------------------------------------------------------------
EUROPE (continued)
============================================================================================================
Sweden (concluded)

Multi-             192,700   Investor AB 'B'                     $  2,252,637       $  2,348,860     0.6%
Industry
------------------------------------------------------------------------------------------------------------
                             Total Investments in Sweden            9,254,846         11,039,506     2.7
------------------------------------------------------------------------------------------------------------
Switzerland

Banking             17,093   Credit Suisse Group
                             (Registered Shares)                    2,752,851          3,226,371     0.8
                     9,821   UBS AG (Registered Shares)             2,912,295          2,770,906     0.7
                                                                 -------------------------------------------
                                                                    5,665,146          5,997,277     1.5
------------------------------------------------------------------------------------------------------------
Business/            6,667   Adecco SA (Registered
Public Services              Shares)                                2,895,387          3,674,066     0.9
------------------------------------------------------------------------------------------------------------
Chemicals            1,441   Clariant AG (Registered)                 589,375            692,350     0.2
------------------------------------------------------------------------------------------------------------
Food &               1,376   Nestle SA
Household                    (Registered Shares)                    2,776,748          2,715,312     0.7
Products
------------------------------------------------------------------------------------------------------------
Health &             3,258   Novartis AG
Personal Care                (Registered Shares)                    6,055,046          4,687,460     1.1
                       418   Roche Holding AG                       5,035,322          4,833,263     1.2
                                                                 -------------------------------------------
                                                                   11,090,368          9,520,723     2.3
------------------------------------------------------------------------------------------------------------
Telecommu-          10,520   Swisscom AG
nications                    (Registered Shares)                    3,871,043          3,468,017     0.8
------------------------------------------------------------------------------------------------------------
                             Total Investments in
                             Switzerland                           26,888,067         26,067,745     6.4
------------------------------------------------------------------------------------------------------------
United Kingdom

Aerospace &        394,946   British Aerospace PLC                  3,060,891          2,882,488     0.7
Military
Technology
------------------------------------------------------------------------------------------------------------
Banking            148,371   Barclays PLC                           3,331,799          4,410,172     1.1
                   421,198   Lloyds TSB Group PLC                   5,570,807          5,823,338     1.4
                                                                 -------------------------------------------
                                                                    8,902,606         10,233,510     2.5
------------------------------------------------------------------------------------------------------------
Beverages          255,517   British American Tobacco PLC           2,323,881          2,149,173     0.5
& Tobacco          261,621   Diageo PLC                             2,850,459          2,648,183     0.7
                                                                 -------------------------------------------
                                                                    5,174,340          4,797,356     1.2
------------------------------------------------------------------------------------------------------------
Broadcast-         389,802   Reed International PLC                 3,119,583          2,591,295     0.6
ing &
Publishing
------------------------------------------------------------------------------------------------------------
Energy             358,830   BP Amoco PLC                           5,596,802          6,658,946     1.6
Sources
------------------------------------------------------------------------------------------------------------


                 August 31, 1999 (9) Mercury International Fund

                                                                                In US Dollars
                                                                --------------------------------------------
                   Shares                                                                         Percent of
Industries          Held                  Investments                 Cost               Value    Net Assets
------------------------------------------------------------------------------------------------------------
EUROPE (concluded)
============================================================================================================
United Kingdom (concluded)

Health &            71,356   AstraZeneca Group PLC               $  2,987,265       $  2,831,798     0.7%
Personal           248,196   Glaxo Wellcome PLC                     8,041,718          6,523,984     1.6
Care               277,446   SmithKline Beecham PLC                 3,650,652          3,612,986     0.9
                                                                 -------------------------------------------
                                                                   14,679,635         12,968,768     3.2
------------------------------------------------------------------------------------------------------------
Insurance          207,729   Allied Zurich PLC                      2,796,106          2,538,231     0.6
                   175,455   CGU PLC                                2,697,481          2,611,836     0.7
                                                                 -------------------------------------------
                                                                    5,493,587          5,150,067     1.3
------------------------------------------------------------------------------------------------------------
Leisure/           196,726   Granada Group PLC                      1,958,580          1,755,823     0.4
Tourism
------------------------------------------------------------------------------------------------------------
Merchan-            79,954   Dixons Group PLC                       1,396,477          1,504,291     0.3
dising              89,604   Kingfisher PLC                         1,269,335          1,077,591     0.3
                   182,918   Marks & Spencer PLC                    1,294,088          1,221,131     0.3
                   913,557   Tesco PLC                              2,583,847          2,704,444     0.7
                                                                 -------------------------------------------
                                                                    6,543,747          6,507,457     1.6
------------------------------------------------------------------------------------------------------------
Metals/             65,961   Rio Tinto PLC
Non-Ferrous                  (Registered Shares)                    1,337,279          1,186,971     0.3
------------------------------------------------------------------------------------------------------------
Mining              18,000   Anglo American PLC                       912,452            991,266     0.2
------------------------------------------------------------------------------------------------------------
Recreation &       185,397   EMI Group PLC                          1,120,702          1,575,771     0.4
Other Con-
sumer Goods
------------------------------------------------------------------------------------------------------------
Telecommu-         368,538   British Telecommunications
nications                    PLC                                    6,092,693          5,642,999     1.4
                   282,611   Cable & Wireless PLC                   3,558,402          3,242,068     0.8
                   329,238   Vodafone AirTouch PLC                  5,496,603          6,633,493     1.6
                                                                 -------------------------------------------
                                                                   15,147,698         15,518,560     3.8
------------------------------------------------------------------------------------------------------------
Transport-         245,593   The Peninsular and Oriental
ation--                      Steam Navigation Company               2,787,237          4,026,835     1.0
Shipping
------------------------------------------------------------------------------------------------------------
Utilities--        637,573   BG PLC                                 3,959,287          3,833,774     0.9
Electric &         211,640   National Grid Group PLC                1,704,488          1,412,024     0.4
Gas                                                              -------------------------------------------
                                                                    5,663,775          5,245,798     1.3
------------------------------------------------------------------------------------------------------------
                             Total Investments in the
                             United Kingdom                        81,498,914         82,090,911    20.1
------------------------------------------------------------------------------------------------------------
                             Total Investments in Europe          258,639,055        264,765,701    64.8
------------------------------------------------------------------------------------------------------------

LATIN AMERICA
============================================================================================================
Brazil

Banking             11,200   Uniao de Bancos Brasileiros
                             SA (Unibanco) (GDR) (b)                  307,497            196,000     0.1
------------------------------------------------------------------------------------------------------------


                 August 31, 1999 (10) Mercury International Fund

                                                                                In US Dollars
                                                                --------------------------------------------
                   Shares                                                                         Percent of
Industries          Held                  Investments                 Cost               Value    Net Assets
------------------------------------------------------------------------------------------------------------
LATIN AMERICA (concluded)
============================================================================================================
Brazil (concluded)

Beverages &         10,800   Companhia Cervejaria
Tobacco                      Brahma (Preferred) (ADR) (a)        $    124,996       $    114,075     0.0%
------------------------------------------------------------------------------------------------------------
Telecommu-          19,400   Embratel Participacoes SA
nications                    (ADR) (a)                                202,245            207,338     0.0
                     5,600   Tele Centro Sul Participacoes
                             SA (ADR) (a)                             337,748            306,250     0.1
                     9,400   Telesp Celular Participacoes
                             SA (ADR) (a)                             245,164            217,375     0.1
                    18,500   Telesp Participacoes SA
                             (ADR) (a)                                404,516            301,781     0.1
                                                                 -------------------------------------------
                                                                    1,189,673          1,032,744     0.3
------------------------------------------------------------------------------------------------------------
                             Total Investments in Brazil            1,622,166          1,342,819     0.4
------------------------------------------------------------------------------------------------------------
Mexico

Beverages &         27,500   Coca-Cola Femsa SA (ADR) (a)             510,837            417,656     0.1
Tobacco
------------------------------------------------------------------------------------------------------------
Broadcast-          22,000   Grupo Televisa SA (GDR) (b)              988,071            800,250     0.2
ing &
Publishing
------------------------------------------------------------------------------------------------------------
Construction         8,500   Desc, SA de CV (ADR) (a)                 197,673            166,281     0.0
& Housing
------------------------------------------------------------------------------------------------------------
Primary             12,900   Tubos de Acero de Mexico SA
Metals                       (ADR) (a)                                155,432            151,575     0.0
------------------------------------------------------------------------------------------------------------
Telecommu-           8,900   Telefonos de Mexico SA
nications                    (ADR) (a)                                720,413            661,937     0.2
------------------------------------------------------------------------------------------------------------
                             Total Investments in Mexico            2,572,426          2,197,699     0.5
------------------------------------------------------------------------------------------------------------
                             Total Investments in
                             Latin America                          4,194,592          3,540,518     0.9
------------------------------------------------------------------------------------------------------------

PACIFIC BASIN/ASIA
============================================================================================================
Australia

Banking            318,000   Colonial Limited                       1,143,810          1,194,784     0.3
                    90,000   Commonwealth Bank
                             Australia                              1,404,231          1,415,748     0.3
                                                                 -------------------------------------------
                                                                    2,548,041          2,610,532     0.6
------------------------------------------------------------------------------------------------------------
Beverages &        209,000   Foster's Brewing Group Limited           592,094            612,040     0.1
Tobacco
------------------------------------------------------------------------------------------------------------
Business/           34,000   Brambles Industries Limited              988,468            946,812     0.2
Public Services
------------------------------------------------------------------------------------------------------------


                 August 31, 1999 (11) Mercury International Fund

                                                                                In US Dollars
                                                                --------------------------------------------
                   Shares                                                                         Percent of
Industries          Held                  Investments                 Cost               Value    Net Assets
------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (continued)
============================================================================================================
Australia (concluded)

Electrical &       208,000   Telstra Corporation Limited         $  1,047,188       $  1,081,538     0.3%
Electronics
------------------------------------------------------------------------------------------------------------
Energy              90,000   Broken Hill Proprietary
Sources                      Company Limited                        1,052,186            967,527     0.2
------------------------------------------------------------------------------------------------------------
Forest             200,000   Amcor Limited                          1,153,658          1,041,854     0.3
Products &
Paper
------------------------------------------------------------------------------------------------------------
Merchan-           187,000   Coles Myer Limited                     1,017,653          1,042,854     0.3
dising
------------------------------------------------------------------------------------------------------------
Metals/            110,000   Rio Tinto Limited                      1,539,110          1,887,842     0.5
Non-Ferrous
------------------------------------------------------------------------------------------------------------
Recreation &       110,000   TABCORP Holdings Limited                 790,751            750,926     0.2
Other Con-
sumer Goods
------------------------------------------------------------------------------------------------------------
                             Total Investments in
                             Australia                             10,729,149         10,941,925     2.7
------------------------------------------------------------------------------------------------------------
Hong Kong

Banking             69,000   HSBC Holdings PLC                        609,684            855,302     0.2
                   335,646   HSBC Holdings PLC (GBP)                3,509,876          4,149,778     1.0
                                                                 -------------------------------------------
                                                                    4,119,560          5,005,080     1.2
------------------------------------------------------------------------------------------------------------
Industrial--       246,000   Hutchison Whampoa Limited              2,053,948          2,399,869     0.6
Components
------------------------------------------------------------------------------------------------------------
Transporta-      1,085,000   Cathay Pacific Airways                 1,661,151          1,844,478     0.5
tion--
Airlines
------------------------------------------------------------------------------------------------------------
Utilities--      1,391,100   Hong Kong and China Gas
Electric &                   Company Ltd.                           1,940,314          1,979,659     0.5
Gas
------------------------------------------------------------------------------------------------------------
                             Total Investments in
                             Hong Kong                              9,774,973         11,229,086     2.8
------------------------------------------------------------------------------------------------------------
Japan

Appliances &        69,000   Matsushita Electric Industrial
Household                    Company, Ltd.                          1,165,149          1,361,345     0.3
Durables            23,000   Sony Corporation                       1,852,668          2,978,992     0.7
                                                                 -------------------------------------------
                                                                    3,017,817          4,340,337     1.0
------------------------------------------------------------------------------------------------------------
Automobiles         43,000   Honda Motor Co., Ltd.                  1,597,243          1,728,170     0.4
                    80,000   Toyota Motor Corporation               2,376,528          2,360,248     0.6
                                                                 -------------------------------------------
                                                                    3,973,771          4,088,418     1.0
------------------------------------------------------------------------------------------------------------


                 August 31, 1999 (12) Mercury International Fund

                                                                                In US Dollars
                                                                --------------------------------------------
                   Shares                                                                         Percent of
Industries          Held                  Investments                 Cost               Value    Net Assets
------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (continued)
============================================================================================================
Japan (continued)

Banking            123,000   The Bank of Tokyo-
                             Mitsubishi, Ltd.                    $  1,368,600       $  1,836,911     0.5%
                   175,000   The Sanwa Bank, Ltd.                   1,615,902          2,397,698     0.6
                   159,000   The Sumitomo Bank, Ltd.                1,880,654          2,178,480     0.5
                                                                 -------------------------------------------
                                                                    4,865,156          6,413,089     1.6
------------------------------------------------------------------------------------------------------------
Beverages &            185   Japan Tobacco, Inc.                    1,752,847          2,568,506     0.6
Tobacco
------------------------------------------------------------------------------------------------------------
Building           150,000   Sekisui Chemical Co., Ltd.               896,127            835,769     0.2
Materials &
Components
------------------------------------------------------------------------------------------------------------
Chemicals          395,000   Asahi Chemical Industry
                             Co., Ltd.                              1,832,528          2,110,659     0.5
                   264,000   Mitsui Chemicals Inc.                  1,242,679          1,929,119     0.5
                   370,000   Toray Industries, Inc.                 1,788,578          1,899,342     0.5
                                                                 -------------------------------------------
                                                                    4,863,785          5,939,120     1.5
------------------------------------------------------------------------------------------------------------
Construc-          250,000   Sekisui House, Ltd.                    2,597,535          2,687,706     0.7
tion &
Housing
------------------------------------------------------------------------------------------------------------
Data               135,000   Fujitsu Limited                        1,605,082          3,958,257     1.0
Processing &         9,500   Trend Micro Incorporated               1,561,085          2,238,765     0.5
Reproduction                                                     -------------------------------------------
                                                                    3,166,167          6,197,022     1.5
------------------------------------------------------------------------------------------------------------
Electrical &       222,000   Hitachi Ltd.                           1,388,021          2,252,850     0.5
Electronics            286   NTT Data Corporation                   1,702,145          2,769,090     0.7
                     7,100   Softbank Corporation                   1,540,191          2,438,436     0.6
                                                                 -------------------------------------------
                                                                    4,630,357          7,460,376     1.8
------------------------------------------------------------------------------------------------------------
Electronic          24,000   Alpine Electronics                       276,361            361,710     0.1
Components/         16,000   Fujitsu Support and Service
Instruments                  Inc. (FSAS)                              963,473          4,135,915     1.0
                    31,000   Murata Manufacturing
                             Co., Ltd.                              1,872,284          2,491,779     0.6
                                                                 -------------------------------------------
                                                                    3,112,118          6,989,404     1.7
------------------------------------------------------------------------------------------------------------
Energy             338,000   Mitsui Mining & Smelting
Sources                      Co., Ltd.                              1,810,560          1,997,497     0.5
------------------------------------------------------------------------------------------------------------
Financial          176,000   The Nomura Securities
Services                     Co., Ltd.                              1,755,878          2,580,197     0.6
------------------------------------------------------------------------------------------------------------
Food &              97,000   Kao Corporation                        2,245,758          2,755,480     0.7
Household
Products
------------------------------------------------------------------------------------------------------------
Health &            41,000   Takeda Chemical Industries,
Personal Care                Ltd.                                   1,405,874          2,059,737     0.5
------------------------------------------------------------------------------------------------------------


                 August 31, 1999 (13) Mercury International Fund

                                                                                In US Dollars
                                                                --------------------------------------------
                   Shares                                                                         Percent of
Industries          Held                  Investments                 Cost               Value    Net Assets
------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (continued)
============================================================================================================
Japan (concluded)

Industrial--        72,000   Bridgestone Corp.                   $  2,157,081       $  2,038,729     0.5%
Components         189,000   Minebea Company Ltd.                   1,861,688          2,278,772     0.6
                                                                 -------------------------------------------
                                                                    4,018,769          4,317,501     1.1
------------------------------------------------------------------------------------------------------------
Insurance           91,000   The Tokio Marine & Fire
                             Insurance Co. Ltd.                     1,045,405          1,072,251     0.3
------------------------------------------------------------------------------------------------------------
Machinery &         63,000   Komori Corporation                     1,230,653          1,352,302     0.3
Engineering        361,000   NSK Limited                            2,467,029          2,321,374     0.6
                   662,000   Sumitomo Heavy Industries,
                             Ltd.                                   1,552,659          2,225,210     0.5
                                                                 -------------------------------------------
                                                                    5,250,341          5,898,886     1.4
------------------------------------------------------------------------------------------------------------
Merchan-            28,000   Ito-Yokado Co., Ltd.                   2,008,777          2,061,381     0.5
dising              41,000   Tokyo Electron Limited                 2,071,345          2,883,632     0.7
                                                                 -------------------------------------------
                                                                    4,080,122          4,945,013     1.2
------------------------------------------------------------------------------------------------------------
Metals--           875,000   Nippon Steel Corporation               1,613,102          2,293,798     0.6
Steel
------------------------------------------------------------------------------------------------------------
Real Estate        287,000   Mitsubishi Estate Company,
                             Limited                                2,856,151          2,967,519     0.7
------------------------------------------------------------------------------------------------------------
Recreation &        14,000   Nintendo Company Ltd.                  1,220,667          2,429,668     0.6
Other Con-
sumer Goods
------------------------------------------------------------------------------------------------------------
Telecommu-              58   NTT Mobile Communications
nications                    Network, Inc.                          2,284,613            964,194     0.2
                       232   NTT Mobile Communications
                             Network, Inc.                                  0          3,835,586     0.9
                       235   Nippon Telegraph &
                             Telephone Corporation (NTT)            2,210,310          2,640,208     0.7
                                                                 -------------------------------------------
                                                                    4,494,923          7,439,988     1.8
------------------------------------------------------------------------------------------------------------
Textiles &          24,000   World Co., Ltd.                        1,335,085          2,795,031     0.7
Apparel
------------------------------------------------------------------------------------------------------------
Transporta-            407   East Japan Railway Company             2,284,470          2,464,752     0.6
tion--Road &
Rail
------------------------------------------------------------------------------------------------------------
Utilities--         90,000   Tokyo Electric Power                   2,067,291          2,096,273     0.5
Electric & Gas
------------------------------------------------------------------------------------------------------------
                             Total Investments in Japan            70,360,076         95,633,338    23.4
------------------------------------------------------------------------------------------------------------


                 August 31, 1999 (14) Mercury International Fund

                                                                                In US Dollars
                                                                --------------------------------------------
                   Shares                                                                         Percent of
Industries          Held                  Investments                 Cost               Value    Net Assets
------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (continued)
============================================================================================================
Singapore

Broadcast-         105,000   Singapore Press Holdings
ing &                        Ltd.                                $  1,355,894       $  1,746,984     0.4%
Publishing
------------------------------------------------------------------------------------------------------------
Multi-             250,000   NatSteel Electronics Ltd.              1,062,898          1,247,846     0.3
Industry
------------------------------------------------------------------------------------------------------------
Transporta-        134,000   Singapore Airlines Ltd. 'Foreign'      1,195,362          1,258,066     0.3
tion--Airlines
------------------------------------------------------------------------------------------------------------
                             Total Investments in Singapore         3,614,154          4,252,896     1.0
------------------------------------------------------------------------------------------------------------
South Korea

Electronic          13,500   Samsung Electronics
Components/                  (GDR) (b)                                578,947          1,248,750     0.3
Instruments
------------------------------------------------------------------------------------------------------------
Financial           44,000   Kookmin Bank (GDR) (b)                   608,960            572,000     0.1
Services
------------------------------------------------------------------------------------------------------------
Metals--            18,000   Pohang Iron & Steel Company
Steel                        Ltd. (ADR) (a)                           467,955            661,500     0.1
------------------------------------------------------------------------------------------------------------
Telecommu-          20,000   Korea Telecom Corporation
nications                    (ADR) (a)                                682,044            650,000     0.2
------------------------------------------------------------------------------------------------------------
Utilities--         36,000   Korea Electric Power
Electric & Gas               Corporation (ADR) (a)                    558,972            648,000     0.2
------------------------------------------------------------------------------------------------------------
                             Total Investments in
                             South Korea                            2,896,878          3,780,250     0.9
------------------------------------------------------------------------------------------------------------
Taiwan

Data                40,000   Siliconware Precision Industries
Processing &                 Company (GDR) (b)                        483,801            524,000     0.1
Reproduction        28,290   Taiwan Semiconductor
                             Manufacturing Company Ltd.
                             (ADR) (a)                                549,410            818,642     0.2
                                                                 -------------------------------------------
                                                                    1,033,211          1,342,642     0.3
------------------------------------------------------------------------------------------------------------
Electrical &        33,000   Winbond Electronics
Electronics                  Corporation (GDR) (b)                    398,910            617,100     0.2
------------------------------------------------------------------------------------------------------------
Metals--            35,760   China Steel Corporation
Steel                        (GDR) (b)                                567,780            625,800     0.2
------------------------------------------------------------------------------------------------------------
                             Total Investments in Taiwan            1,999,901          2,585,542     0.7
------------------------------------------------------------------------------------------------------------


                 August 31, 1999 (15) Mercury International Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                In US Dollars
                                                                --------------------------------------------
                   Shares                                                                         Percent of
Industries          Held                  Investments                 Cost               Value    Net Assets
------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (concluded)
============================================================================================================
Thailand

Banking            150,000   Thai Farmers Bank Public
                             Company Limited 'Foreign'           $    434,358       $    215,405     0.1%
------------------------------------------------------------------------------------------------------------
Business/           40,000   Advanced Info Service Public
Public                       Company Limited 'Foreign'                478,030            549,347     0.1
Services
------------------------------------------------------------------------------------------------------------
Telecommu-         200,000   Total Access Communication
nications                    Public Company Limited
                             (ADR) (a)                                647,311            448,000     0.1
------------------------------------------------------------------------------------------------------------
                             Total Investments in Thailand          1,559,699          1,212,752     0.3
------------------------------------------------------------------------------------------------------------
                             Total Investments in the
                             Pacific Basin/Asia                   100,934,830        129,635,789    31.8
------------------------------------------------------------------------------------------------------------
                             Total Investments                   $363,768,477        397,942,008    97.5
                                                                 ============
                             Time Deposit*                                             9,019,000     2.2
                             Other Assets Less Liabilities                             1,280,757     0.3
                                                                                    ------------------------
                             Net Assets                                             $408,241,765   100.0%
                                                                                    ========================
------------------------------------------------------------------------------------------------------------

(a)   American Depositary Receipts (ADR).
(b)   Global Depositary Receipts (GDR).
*     Time deposit bears interest at 5.593% and matures on 9/01/1999.


                 August 31, 1999 (16) Mercury International Fund

PORTFOLIO INFORMATION

PORTFOLIO CHANGES FOR THE QUARTER ENDED AUGUST 31, 1999

Additions
========================================
 Aerospatiale Matra
----------------------------------------
 Amcor Limited
----------------------------------------
*Bangkok Bank Public Company Limited
   'Foreign'
----------------------------------------
 Bridgestone Corp.
----------------------------------------
 Broken Hill Proprietary Company Limited
----------------------------------------
 Clariant AG (Registered)
----------------------------------------
 Coca-Cola Femsa SA (ADR)
----------------------------------------
 Desc, SA de CV (ADR)
----------------------------------------
 Deutsche Bank AG (Registered)
----------------------------------------
 East Japan Railway Company
----------------------------------------
 Embratel Participacoes SA (ADR)
----------------------------------------
 Granada Group PLC
----------------------------------------
*Grupo Iusacell SA
----------------------------------------
 Investor AB 'B'
----------------------------------------
 Ito-Yokado Co., Ltd.
----------------------------------------
 NSK Limited
----------------------------------------
 NatSteel Electronics Ltd.
----------------------------------------
 Rio Tinto PLC (Registered Shares)
----------------------------------------
 Sekisui House, Ltd.
----------------------------------------
 Skandia Forsakrings AB
----------------------------------------
 Softbank Corporation
----------------------------------------
 Telefonica Publicidad e Informacion, SA
----------------------------------------
 Total Access Communication Public
   Company Limited (ADR)
----------------------------------------
 Trend Micro Incorporated
----------------------------------------
 Tubos de Acero de Mexico SA (ADR)
----------------------------------------
 Vedior NV 'A'
----------------------------------------


Deletions
==============================================
*Bangkok Bank Public Company Limited 'Foreign'
----------------------------------------------
 Companhia Paranaense de Energia -- Copel
   (ADR)
----------------------------------------------
 Electrolux AB 'B'
----------------------------------------------
 Fomento Economico Mexicano, SA de CV (ADR)
----------------------------------------------
*Grupo Iusacell SA
----------------------------------------------
 Hong Kong Telecommunications Limited
----------------------------------------------
 JUSCO Co., Ltd.
----------------------------------------------
 Telefonica SA (New Shares)
----------------------------------------------
 Veba AG
----------------------------------------------

*Added and deleted in the same quarter.


                 August 31, 1999 (17) Mercury International Fund

PORTFOLIO INFORMATION (CONCLUDED)

WORLDWIDE INVESTMENTS AS OF AUGUST 31, 1999

Ten Largest                             Percent of
Equity Holdings                         Net Assets
==================================================
Nokia Oyj                                  2.0%
--------------------------------------------------
Mannesmann AG                              1.7
--------------------------------------------------
BP Amoco PLC                               1.6
--------------------------------------------------
Vodafone AirTouch PLC                      1.6
--------------------------------------------------
Siemens AG                                 1.6
--------------------------------------------------
Glaxo Wellcome PLC                         1.6
--------------------------------------------------
Vivendi                                    1.5
--------------------------------------------------
ING Groep NV                               1.5
--------------------------------------------------
Lloyds TSB Group PLC                       1.4
--------------------------------------------------
Royal Dutch Petroleum Company              1.4
--------------------------------------------------


Ten Largest                             Percent of
Industries                              Net Assets
==================================================
Banking                                   13.0%
--------------------------------------------------
Telecommunications                        11.8
--------------------------------------------------
Electrical & Electronics                   7.7
--------------------------------------------------
Insurance                                  6.6
--------------------------------------------------
Energy Sources                             6.5
--------------------------------------------------
Health & Personal Care                     6.0
--------------------------------------------------
Merchandising                              4.3
--------------------------------------------------
Food & Household Products                  3.7
--------------------------------------------------
Business/Public Services                   3.3
--------------------------------------------------
Chemicals                                  3.3
--------------------------------------------------


                                        Percent of
Ten Largest Countries                   Net Assets
==================================================
Japan                                     23.4%
--------------------------------------------------
United Kingdom                            20.1
--------------------------------------------------
France                                     9.8
--------------------------------------------------
Netherlands                                8.0
--------------------------------------------------
Germany                                    7.9
--------------------------------------------------
Switzerland                                6.4
--------------------------------------------------
Italy                                      3.8
--------------------------------------------------
Hong Kong                                  2.8
--------------------------------------------------
Sweden                                     2.7
--------------------------------------------------
Australia                                  2.7
--------------------------------------------------


                 August 31, 1999 (18) Mercury International Fund

OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
  Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President
  and Treasurer
Robert E. Putney, III, Secretary


Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109


Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master International Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.


Mercury International Fund of
Mercury Asset Management Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper            MERCINTL--8/99